SECURED BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
Secured Borrowings [Abstract]
Secured Borrowings
The Company's secured borrowings balance, net of unamortized debt discounts, as of December 31, 2015 is presented below:

	Net carrying value as of		Weighted average interest rate(1) as of
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014	Maturity date
	(Dollars in thousands)
		As restated
Securitization Notes	$288,869	$532,035	3.38%	3.04%	November 2033
Nord LB Facility	251,849	408,484	4.04%	4.15%	November 2018
CBA Facility	87,070	113,208	5.02%	4.63%	June 2018 – October 2020
Term Loan	421,975	443,383	4.39%	5.19%	August 2019
Fly Acquisition II Facility	—	121,589	—	4.15%	—
Other Aircraft Secured Borrowings	655,548	713,970	3.63%	3.89%	February 2016 – January 2027
Total	$1,705,311	$2,332,669

(1)	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.

Weighted Average Interest Rates on Tranche Loans
	As of
	December 31, 2015	December 31, 2014
Fixed rate loans:
Tranche A	5.57%	5.52%
Tranche B	4.47%	4.47%
Variable rate loans:
Tranche A	—	2.66%
Facility weighted average interest rate	5.02%	4.63%

Future Minimum Principal Payments on Borrowings
The anticipated future minimum principal payments due for its borrowings are as follows:

Year ending December 31,	(Dollars in thousands)
2016	$291,988
2017	125,950
2018	314,554
2019	459,122
2020	93,932
Thereafter	444,558
Future minimum principal payments due	$1,730,104

Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Borrowings
Securitization Notes

	Balance as of
	December 31, 2015	December 31, 2014
	(Dollars in thousands)
Outstanding principal balance	$295,786	$546,465
Unamortized debt discount	(6,917)	(14,430)
Securitization Notes, net	$288,869	$532,035

Secured Borrowings [Member] | Nord LB Facility [Member]
Secured Borrowings [Abstract]
Borrowings
Nord LB Facility

	Balance as of
	December 31, 2015	December 31, 2014
	(Dollars in thousands)
Outstanding principal balance	$255,278	$416,249
Unamortized debt discount	(3,429)	(7,765)
Nord LB Facility balance, net	$251,849	$408,484

Secured Borrowings [Member] | CBA Facility [Member]
Secured Borrowings [Abstract]
Borrowings
CBA Facility

	Balance as of
	December 31, 2015	December 31, 2014
	(Dollars in thousands)
Outstanding principal balance:
Tranche A	$44,235	$65,462
Tranche B	43,955	49,350
Total outstanding principal balance	88,190	114,812
Unamortized debt discount	(1,120)	(1,604)
CBA Facility balance, net	$87,070	$113,208

Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Borrowings
Term Loan

	Balance as of
	December 31, 2015	December 31, 2014
	(Dollars in thousands)
Outstanding principal balance	$427,781	$451,547
Unamortized debt discount	(5,806)	(8,164)
Term Loan balance, net	$421,975	$443,383

Secured Borrowings [Member] | Fly Acquisition II Facility [Member]
Secured Borrowings [Abstract]
Borrowings	Fly Acquisition II Facility
	Balance as of
	December 31, 2015	December 31, 2014
	(Dollars in thousands)
Outstanding principal balance	$—	$121,589

Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Borrowings
Other Aircraft Secured Borrowings

	Balance as of		Weighted Average Interest Rates(1)	Maturity Date
	December 31, 2015	December 31, 2014
		As restated
	(Dollars in thousands)
Outstanding principal balance	$663,069	$723,023	3.63%	February 2016 – January 2027
Unamortized debt discount	(7,521)	(9,053)
Other aircraft secured borrowings balance, net	$655,548	$713,970

(1)	Represents the weighted average contracted interest rate as of December 31, 2015.